UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09096
                                   --------------------------------------------

                                AmeriPrime Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN          46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  07/31/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

AAM Equity Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Common Stocks - 97.82%                                           Shares            Value
                                                                 --------        -----------
Aircraft Engines & Engine Parts - 1.60%
United Technologies Corp.                                          2,000          $ 187,000
                                                                                 -----------

Beverages - 1.78%
Coca-Cola Co.                                                      4,725            207,239
                                                                                 -----------

Biological Products - 1.95%
Amgen, Inc.  (a)                                                   4,000            227,520
                                                                                 -----------

Chemical & Allied Products - 2.05%
Dow Chemical Co.                                                   6,000            239,340
                                                                                 -----------

Computer Communication Equipment - 2.15%
Cisco Systems, Inc. (a)                                           12,000            250,320
                                                                                 -----------

Crude Petroleum & Natural Gas - 2.72%
EOG Resourses, Inc.                                                5,000            317,750
                                                                                 -----------

Electromedical & Electrotherapeutic Apparatus - 1.91%
Medtronic, Inc.                                                    4,500            223,515
                                                                                 -----------

Electronic & Other Electrical Equipment - 2.34%
General Electric Co.                                               8,225            273,481
                                                                                 -----------

Electronic Computers - 2.43%
Dell Computer Corp. (a)                                            8,000            283,760
                                                                                 -----------

Finance Services - 4.24%
American Express Co.                                               5,400            271,350
First Data Corp.                                                   5,000            223,050
                                                                                 -----------
                                                                                    494,400
                                                                                 -----------

Fire, Marine & Casualty Insurance - 4.90%
Berkshire Hathaway, Inc. - Class B (a)                               100            289,400
Markel Corp. (a)                                                   1,000            282,500
                                                                                 -----------
                                                                                    571,900
                                                                                 -----------

Hospital & Medical Service Plans - 2.12%
Anthem, Inc. (a)                                                   3,000            247,410
                                                                                 -----------

Industrial Inorganic Chemicals - 2.37%
Praxair, Inc.                                                      7,000            276,150
                                                                                 -----------

Life Insurance - 2.23%
Jefferson-Pilot Corp.                                              5,400            260,172
                                                                                 -----------

Malt Beverages - 2.22%
Anheuser-Busch Co.                                                 5,000            259,500
                                                                                 -----------

Miscellaneous Manufacturing Industries - 1.94%
International Game Technology                                      7,000            226,380
                                                                                 -----------

Metal Mining - 2.25%
Rio Tinto Plc. (b)                                                 2,500            262,175
                                                                                 -----------

National Commercial Banks - 5.97%
Bank of America Corp.                                              3,000            255,030
Citigroup, Inc.                                                    5,000            220,450
Wachovia Corp.                                                     5,000            221,550
                                                                                 -----------
                                                                                    697,030
                                                                                 -----------

AAM Equity Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)

Common Stocks - 97.82% - continued                               Shares            Value
                                                                 --------        -----------

Oil & Gas Field Services - 1.65%
Schlumberger Ltd.                                                  3,000          $ 192,960
                                                                                 -----------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.96%
Zimmer Holdings Inc. (a)                                           3,000            228,930
                                                                                 -----------

Perfumes, Cosmetics & Other Toilet Preparations - 3.70%
Colgate-Palmolive Co.                                              4,000            212,800
Estee Lauder Companies, Inc. - Class A                             5,000            219,500
                                                                                 -----------
                                                                                    432,300
                                                                                 -----------

Personal Credit Institutions - 2.38%
Capital One Financial Corp.                                        4,000            277,280
                                                                                 -----------

Petroleum Refining - 6.96%
BP Plc. (b)                                                        4,000            225,440
Exxon Mobil Corp.                                                  6,000            277,800
Murphy Oil Corp.                                                   4,000            309,360
                                                                                 -----------
                                                                                    812,600
                                                                                 -----------

Pharmaceutical Preparations - 5.92%
Eli Lilly & Co.                                                    3,000            191,160
Johnson & Johnson                                                  5,000            276,350
Pfizer, Inc.                                                       7,000            223,720
                                                                                 -----------
                                                                                    691,230
                                                                                 -----------

Radio & TV Broadcasting & Communications Equipment - 1.39%
Nokia Corp. (b)                                                   14,000            162,680
                                                                                 -----------

Radiotelephone Communications - 2.20%
Dominion Resources, Inc.                                           4,050            257,013
                                                                                 -----------

Retail - Auto Dealers & Gasoline Stations - 1.51%
Carmax, Inc. (a)                                                   8,500            176,800
                                                                                 -----------

Retail - Drug Stores & Proprietary Stores - 2.49%
Walgreen Co.                                                       8,000            291,200
                                                                                 -----------

Retail - Lumber & Other Building Materials Dealers - 1.67%
Lowe's Companies Inc.                                              4,000            194,880
                                                                                 -----------

Savings Institutions, Not Federally Chartered - 1.99%
Washington Mutual, Inc.                                            6,000            232,800
                                                                                 -----------

Semiconductors & Related Devices - 2.51%
Intel Corp.                                                       12,000            292,560
                                                                                 -----------

Services - Miscellaneous Amusement & Recreation  - 1.99%
Harrahs Entertainment, Inc.                                        5,000            232,450
                                                                                 -----------

Services - Prepackaged Software - 4.16%
Electronic Arts, Inc. (a)                                          4,000            200,520
Microsoft Corp.                                                   10,000            284,600
                                                                                 -----------
                                                                                    485,120
                                                                                 -----------

Ship & Boat Building & Preparing - 2.29%
General Dynamics Corp.                                             2,700            266,814
                                                                                 -----------

State Commercial Banks - 1.97%
Bank of New York, Inc.                                             8,000            229,840
                                                                                 -----------

AAM Equity Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)

Common Stocks - 97.82% - continued                               Shares            Value
                                                                 --------        -----------

Telephone Communications -1.84%
America Movil - Series L (b)                                       6,000          $ 214,380
                                                                                 -----------

Wholesale - Groceries & Related Products - 2.07%
Sysco Corp.                                                        7,000            241,150
                                                                                 -----------

TOTAL COMMON STOCKS (Cost $10,028,559)                                           11,418,029
                                                                                 -----------

Money Market Securities - 2.21%
Huntington Money Market Fund - Investment Shares, 0.21% (c)      258,382            258,382
                                                                                 -----------

TOTAL MONEY MARKET SECURITIES (Cost $258,382)                                       258,382
                                                                                 -----------

TOTAL INVESTMENTS (Cost $10,286,941) - 100.03%                                   11,676,411
                                                                                 -----------

Liabilities in excess of other assets - (0.03)%                                      (3,923)
                                                                                 -----------

TOTAL NET ASSETS - 100.00%                                                       $11,672,488
                                                                                 ===========

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at July
    31, 2004.



Tax Related
Unrealized appreciation                                                          $ 1,604,966
Unrealized depreciation                                                            (215,496)
                                                                                 -----------
Net unrealized appreciation                                                      $ 1,389,470
                                                                                 ===========

Aggregate cost of securities for income tax purposes                             $10,286,941
                                                                                 -----------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      AmeriPrime Funds
          -------------------------------------------

By
*  /s/ Anthony J. Ghoston, President
 -----------------------------------------------------
                Anthony J. Ghoston, President

Date             9/29/04
     -------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*     /s/ Anthony J. Ghoston, President
  ----------------------------------------------------
             Anthony J. Ghoston, President

Date           9/29/04
    --------------------------------------------------

By
*     /s/ Thomas G. Napurano
 -----------------------------------------------------
 Thomas Napurano, Chief Financial Officer and Treasurer

Date         9/29/04
    --------------------------------------------------